3. Significant Strategic Drug Development Collaborations - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Significant Strategic Drug Development Collaborations - Related Parties
Significant Strategic Drug Development Collaborations - Related Parties

3.	Significant Strategic Drug Development Collaborations – Related Parties

The Company has entered into various research, development, license and supply agreements with Takeda Pharmaceuticals Co. Ltd., Serum Institute of India (“Serum Institute”), its controlling stockholder PJSC Pharmsynthez (“Pharmsynthez”) and SynBio LLC (“SynBio”), a wholly owned subsidiary of Pharmsynthez. The Company and its collaborative partners continue to engage in research and development activities with no resultant commercial products through March 31, 2019. No amounts were recognized as revenue related to these agreements during the three months ended March 31, 2019 or 2018.

3.	Significant Strategic Drug Development Collaborations – Related Parties

Takeda Pharmaceutical Co. Ltd., (“Takeda”) (formerly Shire plc)

The Company is party to an exclusive research, development and license agreement with Baxalta US Inc. and Baxalta AB, wholly-owned subsidiaries of Takeda, related to the development of a novel series of polysialylated blood coagulation factors. Takeda acquired Shire plc in January 2019. This collaboration with Takeda relies on the Company’s PolyXen technology to conjugate PSA with therapeutic blood-clotting factors, with the goal of improving the pharmacokinetic profile and extending the half-life of these biologic molecules. The agreement grants Takeda a worldwide, exclusive, royalty-bearing license to the Company’s PSA patented and proprietary technology in combination with Takeda’s proprietary molecules designed for the treatment of blood and bleeding disorders. The first program under this agreement was a next generation rFVIII protein product candidate (“SHP656”).

In December 2016, Takeda reached a milestone of its Phase I/II clinical trial for the treatment of hemophilia with SHP656, triggering a $3.0 million payment to be paid to the Company pursuant to the agreement with Takeda. The Company determined the milestone to be non-substantive because all significant performance obligations to achieve the contingent payments were the responsibility of Takeda with only negligible amount by the Company of effort to fulfill its obligations, specifically assistance on a research committee. As the amount allocable to the remaining performance period was negligible, the Company recognized the full $3.0 million in milestone revenue in connection with this collaboration during the year ended December 31, 2016. The payment was made in January 2017.

In May 2017 Takeda provided an update on the Phase I/II clinical study indicating that SHP656’s efficacy and pharmacokinetic data commensurate with the profile of an extended half-life rFVIII product. Additionally, to the Company’s knowledge, there were no drug-related adverse events, serious adverse events, or rFVIII inhibitors reported. However, the pre-defined once-weekly dosing criterion was not met and the rFVIII program was terminated by Takeda.

On October 27, 2017, the Company entered into a Right of Sublicense Agreement (the “Sublicense Agreement”) with Baxalta Incorporated, Baxalta US Inc., and Baxalta GmbH (collectively, with their affiliates, “Baxalta”) wholly-owned subsidiaries of Takeda. Pursuant to the Sublicense Agreement, the Company granted to Baxalta the right to grant a nonexclusive sublicense to certain patents related to the Company’s PolyXen technology that were previously exclusively licensed to Baxalta in connection with products related to the treatment of blood and bleeding disorders (“Covered Products.”) Pursuant to the Sublicense Agreement, Baxalta (i) paid the Company a one-time payment of seven million five hundred thousand dollars ($7,500,000) in November 2017 and (ii) agreed to pay to the Company single digit royalty payments based upon net sales of the Covered Products throughout the term. The Company recognized the full $7.5 million as license revenue in connection with this Sublicense Agreement during the year ended December 31, 2017. There have been no royalty payments under the Sublicense Agreement to date.

SynBio LLC

In August 2011, SynBio LLC (“SynBio”) and the Company entered into a stock subscription and collaborative development of pharmaceutical products agreement (the “Co-Development Agreement”). The Company granted an exclusive license to SynBio to develop pharmaceutical products using certain molecule(s) based on SynBio’s technology and the Company’s proprietary technology (PolyXen, OncoHist and ImuXen) that prolongs the active life and/or improves the pharmacokinetics of certain therapeutic proteins and peptides (as well as conventional drugs). In return, SynBio granted an exclusive license to the Company to use the preclinical and clinical data generated by SynBio in certain agreed products and engage in the development of commercial candidates.

SynBio and the Company are each responsible for funding their own research activities. There are no milestone or other research-related payments due under the agreement other than fees for the supply of each company’s respective research supplies based on their technology, which, when provided, are due to mutual convenience and not representative of an ongoing or recurring obligation to supply research supplies. Serum Institute of India Limited (“Serum Institute”) has agreed to directly provide the research supplies to SynBio, where the Company is not liable for any failure to supply the research supplies as a result of any act or fault of Serum Institute. Upon successful commercialization of any resultant products, the Company is entitled to receive royalties on sales in certain territories and pay royalties to SynBio for sales outside those certain territories.

Through December 31, 2018, the Company and SynBio continued to engage in research and development activities with no resultant commercial products. The Company did not recognize revenue in connection with the Co-Development Agreement during the years ended December 31, 2018 and 2017.

In 2017, SynBio became a wholly-owned subsidiary of Pharmsynthez and all ownership percentages previously held by SynBio are combined with Pharmsynthez. See Note 9, Stockholders’ Equity.

Serum Institute of India Limited

In August 2011, the Company entered into a collaborative research and development agreement with Serum Institute providing Serum Institute an exclusive license to use the Company’s PolyXen technology to research and develop one potential commercial product, Polysialylated Erythropoietin (“PSA-EPO”). Serum Institute is responsible for conducting all preclinical and clinical trials required to achieve regulatory approvals within the certain predetermined territories at Serum Institute’s own expense. Royalty payments are payable by Serum Institute to the Company for net sales to certain customers in the Serum Institute sales territory. Royalty payments are payable by the Company to Serum Institute for net sales received by the Company over the term of the license. There are no milestone or other research-related payments due under the collaborative arrangement.

Through December 31, 2018, the Company and Serum Institute continued to engage in research and development activities with no resultant commercial products. No royalty revenue or expense was recognized by the Company related to the Serum Institute arrangement during the years ended December 31, 2018 and 2017.

Serum Institute is a related party of the Company with a share ownership of approximately 6.7% and 7.2% of the total issued common stock of the Company as of December 31, 2018 and 2017, respectively. In addition to its’ common stock ownership, Serum Institute holds outstanding warrants to purchase the Company’s common stock. See Note 9, Stockholders’ Equity.

PJSC Pharmsynthez

In November 2009, the Company entered into a collaborative research and development license agreement with Pharmsynthez (the “Pharmsynthez Arrangement”) pursuant to which the Company granted an exclusive license to Pharmsynthez to develop, commercialize and market six drug candidates based on the Company’s PolyXen and ImuXen technology in certain territories. In exchange, Pharmsynthez granted an exclusive license to the Company to use any preclinical and clinical data developed by Pharmsynthez, within the scope of the Pharmsynthez Arrangement, and to engage in further research, development and commercialization of drug candidates outside of certain territories at the Company’s own expense.

Pharmsynthez is an affiliate and controlling stockholder of the Company with a share ownership of approximately 57.1% and 61.5% of the total issued common stock of the Company as of December 31, 2018 and 2017, respectively. In addition to its common stock ownership, Pharmsynthez holds outstanding warrants to purchase the Company’s common stock, approximately 1.5 million shares of the Company’s issued and outstanding Series B Preferred Stock, and all of the Company’s issued and outstanding Series A Preferred Stock through its wholly-owned subsidiary, SynBio. See Note 9, Stockholders’ Equity